Trade and other receivables, deposits and prepayments - Schedule of Trade Receivables, Other Receivables, Deposits and Prepayments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Trade Receivables Other Receivables Deposits And Prepayments Abstract
Trade receivables	¥ 6,399	¥ 8,793
Other receivables	10,622	524
Deposits	6,832	6,567
Prepayments	30,115	16,986
Advances to employees	1,672	1,006
Trade and other receivables , Gross	49,241	25,083
Less: Non-current portion
Prepayments and deposits	(7,051)	(6,704)
Current portion	¥ 42,190	¥ 18,379